Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation
S-K.
Pay vs. Performance Table

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (2)	COMPENSATION ACTUALLY PAID TO PEO (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (C) (4)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (D) (5)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN MILLIONS) (8)	ADJUSTED EPS (9)
					TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (7)

2023	$17,659,164	$25,319,045	$6,096,656	$7,723,806	117.19	150.20	$865.8	$3.43

2022	$16,611,190	$5,409,783	$4,775,035	$2,516,311	101.84	127.15	$755.2	$3.15

2021	$16,598,719	$20,783,335	$6,672,447	$7,428,269	120.39	134.52	$608.4	$2.75

2020	$13,624,063	$22,518,383	$3,426,630	$5,304,179	111.33	111.06	$1,613.3	$2.09

(1)	This statement includes four years (2020, 2021, 2022, and 2023) rather than five because this is a transition year for a new regulation.

(2)	The principal executive officer (“PEO”) is Mr. Lico for all years presented.

(3)
Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding equity-based awards. See additional detail below. Consistent with the methodology used to calculate the fair value of our equity-based awards generally, (1) the fair value of RSUs was calculated using the closing price of our common stock on the relevant date, adjusted to the extent applicable for the impact of RSUs not having dividend rights prior to vesting, (2) the fair value of restricted stock awards was calculated using the closing price of our common stock on the relevant date, (3) the fair value of PSUs dependent on rTSR was calculated using a Monte Carlo pricing model, (4) the fair value of PSUs dependent on core revenue growth was based on estimation of performance at the time of valuation and (5) the fair value of stock options was calculated using a Black-Scholes Merton option pricing model. Assumptions made in valuing such outstanding equity-based awards included the following: (x) for PSUs dependent on rTSR, the risk-free interest rate ranged from 4.19% to 4.73% and peer group volatility ranged from 25.95% to 29.77%; and (y) for stock options, the risk-free interest rate ranged from 3.51% to 4.31%, volatility ranged from 25.68% to 32.69%, dividend yield ranged from 0.37% to 0.45% and expected life of 3.46 to 7.16 years.

(4)
Includes Mr. McLaughlin for 2020, 2021, 2022 and 2023; Ms. Walker for 2020, 2022 and 2023; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Soroye for 2021, 2022 and 2023; Mr. Murphy for 2022; and Ms. Newcombe for 2023.

(5)	Average of (d) adjusted for same items as PEO in (c).

(6)
Assumes $100 invested on market close on December 31, 2019 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.

(8)	Net income is calculated pursuant to U.S. GAAP.

(9)	We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix B for non-GAAP reconciliation.
To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Reconciliation of Compensation Actually Paid to Summary Compensation Table
Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID TO PEO

2023	$17,659,164	$(13,225,188)	$15,120,994	$627,495	$5,136,580	$25,319,045

Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2023	Charles McLaughlin, Tamara Newcombe, Olumide Soroye, Stacey Walker	$6,096,656	$(4,139,761)	$4,733,206	$119,729	$913,976	$7,723,806

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Includes Mr. McLaughlin for 2020, 2021, 2022 and 2023; Ms. Walker for 2020, 2022 and 2023; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Soroye for 2021, 2022 and 2023; Mr. Murphy for 2022; and Ms. Newcombe for 2023.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.
PEO Total Compensation Amount	$ 17,659,164	$ 16,611,190	$ 16,598,719	$ 13,624,063
PEO Actually Paid Compensation Amount	$ 25,319,045	5,409,783	20,783,335	22,518,383
Adjustment To PEO Compensation, Footnote
Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID TO PEO

2023	$17,659,164	$(13,225,188)	$15,120,994	$627,495	$5,136,580	$25,319,045

Non-PEO NEO Average Total Compensation Amount	$ 6,096,656	4,775,035	6,672,447	3,426,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,723,806	2,516,311	7,428,269	5,304,179
Adjustment to Non-PEO NEO Compensation Footnote
Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2023	Charles McLaughlin, Tamara Newcombe, Olumide Soroye, Stacey Walker	$6,096,656	$(4,139,761)	$4,733,206	$119,729	$913,976	$7,723,806

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the relationship between the PEO and the average non-PEO
CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.
CAP v. Total Shareholder Return

Compensation Actually Paid vs. Net Income	CAP v. Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure	CAP v. Adjusted EPS (1)
Total Shareholder Return Vs Peer Group
The charts below reflect the relationship between the PEO and the average non-PEO
CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.
CAP v. Total Shareholder Return

Tabular List, Table
List of Most Important Performance Measures
The three performance measures listed below represent the most important metrics we used to determine executive compensation for 2023 as further described in our Compensation Discussion and Analysis.

PERFORMANCE MEASURE

Adjusted EPS (1)

Core Revenue Growth Rate (1)

Free Cash Flow (1)

(1)	“Adjusted EPS,” “Core Revenue Growth” and “Free Cash Flow” are non-GAAP measures. See Appendix B for non-GAAP reconciliation.

Total Shareholder Return Amount	$ 117.19	101.84	120.39	111.33
Peer Group Total Shareholder Return Amount	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 865,800,000	$ 755,200,000	$ 608,400,000	$ 1,613,300,000
Company Selected Measure Amount	3.43	3.15	2.75	2.09
PEO Name	Mr. Lico
PSUs Risk Free Interest Rate Minimum	4.19%
PSUs Risk Free Interest Rate Maximum	4.73%
Peer Group Volatility Minimum	25.95%
Peer Group Volatility Maximum	29.77%
Stock Options Risk Free Interest Rate Minimum	3.51%
Stock Options Risk Free Interest Rate Maximum	4.31%
Stock Options Volatility Ranged Minimum	25.68%
Stock Options Volatility Ranged Maximum	32.69%
Stock Options Dividend Yield Ranged Minimum	0.37%
Stock Options Dividend Yield Ranged Maximum	0.45%
Stock Options Expected Life Minimum	3 years 5 months 15 days
Stock Options Expected Life Maximum	7 years 1 month 28 days
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix B for non-GAAP reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name	Core Revenue Growth Rate
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Fair Value Of Equity Awards At Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,225,188)
PEO | Fair Value Of Equity Awards At End Of The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,120,994
PEO | Change In Fair Value Of Prior Year Equity Awards Vested In The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,495
PEO | Year Over Year Change In Fair Value Of Prior Year Equity Awards Remaining Unvested In The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,136,580
Non-PEO NEO | Fair Value Of Equity Awards At Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,139,761)
Non-PEO NEO | Fair Value Of Equity Awards At End Of The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,733,206
Non-PEO NEO | Change In Fair Value Of Prior Year Equity Awards Vested In The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,729
Non-PEO NEO | Year Over Year Change In Fair Value Of Prior Year Equity Awards Remaining Unvested In The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 913,976